Form 24F-2NT
Annual Notice of Securities Sold Pursuant to Rule 24F-2
December 31, 1997

1.  Name and address of issuer:
         General American Separate Account Twenty-Nine
         700 Market St.
         St. Louis, MO  63101

2.  Name of each series or class of funds for which this notice is filed:
         Pacific Fund
         Europe Fund
         America Fund
         Growth & Income Fund
         Latin America Fund
         Telecommunications Fund
         International Growth Fund
         Emerging Markets Fund
         Natural Resources
         Infrastructure

3.  Investment Company Act File Number:
         811-7252
    Securities Act File Number
         33-54774
4.  Last day of fiscal year for which this notice is filed:
         12/31/97

5.  Calculation of registration fee:
         (i)     Aggregate sale price of securities sold during fiscal year
                   43252412

         (ii)    Aggregate price of securities redeemed or repurchased
                   41146155

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commisssion
                   N/A

         (iv)    Total available redemption credits (add Items 5(ii)&(iii)
                   41146155

         (v)     Net sales (if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i)
                   2106257

         (vi) Redemption credits available for use in future years (if item 5(i) is less than item 5(iv) subtract item 5(iv) from item 5(i)
                   N/A

         (vii)   Multiplier for determining registration fee
                   .000295

         (viii)  Registration fee due (multiply item 5(v) by item 5(vii)
                   621.35

6.  Prepaid Shares:
         N/A

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
         N/A

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7:
         621.35

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         03/13/98